Schedule III - Real Estate and Accumulated Depreciation and Amortization Summary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Total cost basis for federal income tax purposes	$ 3,600,000
Reconciliation of real estate owned:
Balance at the beginning of year	3,374,844	3,552,806	3,756,188
Additions in real estate under construction, net	21,571	11,258	0
Additions during year	143,382	46,994	42,818
Properties sold during year	(230,397)	(221,875)	(217,923)
Reclassified held for sale properties	0	(9,381)	0
Properties impaired during the year	(103,727)	(3,327)	(27,271)
Translation adjustment on foreign currency	0	(1,432)	467
Other reclassifications	(598)	(199)	(1,473)
Balance at end of year	3,205,075	3,374,844	3,552,806
Reconciliation of accumulated depreciation and amortization:
Balance at the beginning of year	601,239	537,406	461,661
Depreciation and amortization expense	114,247	115,553	113,828
Accumulated depreciation and amortization of properties sold, impaired and held for sale during year	(76,939)	(51,478)	(36,749)
Translation adjustment on foreign currency	0	(242)	89
Other reclassifications	(179)	0	(1,423)
Balance at end of year	$ 638,368	$ 601,239	$ 537,406